Financial Instruments Fair Value Risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - Fair value [member] - EUR (€)
€ in Millions
	Jun. 30, 2019	Dec. 31, 2018		Jun. 30, 2018
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	€ 327	€ 329	[1]	€ 288	[1]
Level 1 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	116	160		143
Financial assets at fair value through profit or loss:
Other	155	145		185
Level 2 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	4	5		4
Financial assets at fair value through profit or loss:
Derivatives	448	276		366
Liabilities at fair value
Derivatives	(530)	(542)		(588)
Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	207	164		141
Financial assets at fair value through profit or loss:
Other	226	219		194
Liabilities at fair value
Contingent Consideration	€ (156)	€ (142)		€ (199)

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.